17 COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Future minimum rental payments under these lease agreements	The future minimum rental payments under these lease agreements are as follows:
Year ending December 31,	Amount
2017	$124,334
2018	140,828
2019	103,283
2020	70,333
2021	7,371
Total	$446,149

Year ending December 31,	Amount
2017	$251,512
2018	112,901
2019	79,478
2020	18,754
Total	$462,645